Finance Income and Expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019		Mar. 31, 2018
Interest income
Interest income from financial assets measured at amortized cost	¥ 10,763	¥ 6,171
Interest income from financial assets measured at fair value through P&L	248	448
Interest income on sublease	191
Total interest income	11,202	6,619		¥ 3,282
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	603	1,353
Dividend income from financial assets measured at fair value through OCI and held at end of the period	745	1,116
Dividend income from financial assets measured at fair value through P&L	96	145
Total dividend income	1,444	2,614		3,165
Gain on sales of available-for-sale financial assets	0	0		30,430
Gain on foreign currency exchange, net	10,979	7,007		0
Change in fair value of contingent considerations (Note 27)	3,478	0		0
Other	728	603		2,666
Total	27,831	16,843	[1]	39,543
Finance Expenses:
Interest expense on financial debt	137,176
Interest expense on lease liabilities	11,834
Total interest expense	149,010	48,158		10,036
Change in fair value of contingent considerations (Note 27)	4,637	3,743		2,261
Impairment of available-for-sale financial assets	0	0		6,657
Loss on derivative financial assets	1,790	11,365		0
Loss on foreign currency exchange, net	0	0		10,279
Financing fees for bridge loan for acquisition of Shire	0	16,102		0
Other	9,569	3,921		2,695
Total	¥ 165,006	¥ 83,289	[1]	¥ 31,928

[1]	During the year ended March 31, 2020, Takeda completed the purchase price allocation for the assets acquired and liabilities assumed as part of the Shire Acquisition. Accordingly, Consolidated Statements of Profit or Loss for the Year Ended March 31, 2019 were retrospectively adjusted. See Note 31 for further detail of completed purchase price allocation.